TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
Expenses:
	Year ended December 31,
	2017	2018	2019
	In USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,183	2,680	1,934
Number of individuals to which this benefit related	6	6	4
Compensation and benefits to directors, including benefit component of equity instrument grants	356	307	280
Number of individuals to which this benefit related	7	7	7

Schedule of Key Management Compensation
Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Salaries and other short-term employee benefits	1,808	1,669	1,415
Post-employment benefits	136	137	115
Other long-term benefits	34	35	31
Share-based compensation	561	1,146	653
	2,539	2,987	2,214